Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted-average number of shares outstanding, basic	45,265,000	38,769,000	38,279,000
Common stock equivalents	0	317,000	0
Weighted-average number of shares outstanding, diluted	45,265,000	39,086,000	38,279,000
Anti-dilutive common stock equivalents excluded from diluted earnings per share computation as a result of net loss	776,722	267,520	136,000
Stock options	2,763,000	2,854,000	3,400,000
Non-vested shares, restricted stock units, and stock-settled phantom stock units	197,000	290,000	430,000
Convertible debt	115,000	633,000	1,909,000
Antidilutive Warrants	11,794,000	11,794,000	0